Stock-Based Compensation - Summary of Stock Options Exercisable under CEO Incentive Plan (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Option Shares	0	5,000,000
CEO Incentive Plan | Year One Vesting
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 20	$ 20
CEO Incentive Plan | Monthly Vesting
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 30	$ 30
CEO Incentive Plan | Share-based Payment Arrangement, Tranche Three
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 40	$ 40
CEO Incentive Plan | Share-based Payment Arrangement Tranche Four
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 50	$ 50
CEO Incentive Plan | Share-based Payment Arrangement Tranche Five
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 60	$ 60
CEO Incentive Plan | Share-based Payment Arrangement Tranche Six
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 70	$ 70
CEO Incentive Plan | Share-based Payment Arrangement Tranche Seven
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 80	$ 80
CEO Incentive Plan | Share-based Payment Arrangement Tranche Eight
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 90	$ 90
CEO Incentive Plan | Share-based Payment Arrangement Tranche Nine
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 100	$ 100
CEO Incentive Plan | Share-based Payment Arrangement Tranche Ten
Option Shares	2,500,000	2,500,000
Average Trading Price per Share of the Combined Entity (in dollars per share)	$ 110	$ 110